FINANCIAL INSTRUMENTS (Commodity contracts outstanding) (Details) - Commodity risk - Cash flow hedges $ in Thousands, pound in Millions, gal in Millions	Dec. 31, 2023 USD ($) gal pound	Jan. 01, 2023 USD ($) gal pound
Disclosure of detailed information about hedging instruments [line items]
Financial assets, fair value	$ 2,804	$ 5,000
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | pound	144.6	118.9
Financial assets, fair value	$ 2,838	$ 5,105
Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | gal	2.9	1.7
Financial assets, fair value	$ (34)	$ (105)
Accounts payable and accrued liabilities(1)
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(1,932)	(358)
Accounts payable and accrued liabilities(1) | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(1,745)	0
Accounts payable and accrued liabilities(1) | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(187)	(358)
Financial assets included in prepaid expenses, deposits and other current assets
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	4,736	5,358
Financial assets included in prepaid expenses, deposits and other current assets | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	4,583	5,105
Financial assets included in prepaid expenses, deposits and other current assets | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 153	$ 253